Shareholder Report, Average Annual Return (Details)		12 Months Ended	57 Months Ended
	Oct. 09, 2019	Jun. 30, 2024	Jun. 30, 2024
C000213732
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HCM Defender 100 Index ETF
C000213733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Defender 500 Index ETF
Without Sales Load [Member] | C000213732
Average Annual Return [Line Items]
Average Annual Return, Percent		30.70%	21.12%
Without Sales Load [Member] | C000213733
Average Annual Return [Line Items]
Average Annual Return, Percent		26.48%	15.96%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ- 100 Total Return Index
Average Annual Return, Percent		30.77%	23.02%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	16.03%
HCM Defender 100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Defender 100 Index
Average Annual Return, Percent		30.34%	21.99%
HCM Defender 100 Index ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		30.62%	21.12%
HCM Defender 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Defender 500 Index
Average Annual Return, Percent		20.94%	13.57%
HCM Defender 500 Index ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		26.48%	15.97%